Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt
6.	Debt

TBG Loan

As of April 3, 2014, Pieris AG and tbg Technologie-Beteiligungs-Gesellschaft mbH (“TBG”), the subsidiary of KfW Bank, Frankfurt (“KfW”), signed a repayment agreement concerning Pieris AG’s repayment of its liabilities to TBG outstanding at December 31, 2013 in a total amount of €1.2 million ($1.65 million). The principal amount bears interest at a rate of 10.53%. Under the repayment agreement, Pieris AG has agreed to a payment schedule pursuant to which it will make semi-annual payments until 2016. In December 2014, the repayment schedule was further modified (See Note 8, Subsequent Events).

6. Debt

Convertible Stockholder Loans

On November 12, 2012, Pieris AG and several of its stockholders (the “Investors”) entered into an unsecured Convertible Stockholder Loan Agreement (the “Bridge Loan”). The outstanding principal under the Bridge Loan as of December 31, 2013 and 2012 was $2,753,200 and $2,317,308 respectively. The Bridge Loan includes a conversion feature to convert the loan amounts at the option of the Investors into Series B preferred shares of Pieris AG contingent upon certain conversion conditions. The Bridge Loan specifies a maturity date of December 31, 2013 and an interest rate of 12% per year before the maturity date. The agreement further provides that in case the loan amounts have not been repaid at the maturity date, the outstanding amounts will be subject to an interest rate of 18% per year for periods after the maturity date. The Bridge Loan does not contain financial or non-financial covenants.

Under the Bridge Loan, the Investors have the option to convert the outstanding principal into Series B preferred shares on or after December 31, 2013. The Bridge Loan also provided an option for the Investors to convert upon the closing of a qualified financing or an exit event, as defined in the Bridge Loan, prior to the maturity date of December 31, 2013. As a qualified financing or exit event did not occur prior to December 31, 2013, this conversion option is no longer available.

As of December 31, 2013, the Bridge Loan was still outstanding and therefore the first conversion option became available, however the feature was deemed not to be beneficial.

In accordance with the Bridge Loan, Pieris recognized interest expense of $317,014 and $15,543 for the years ended as of December 31, 2013 and 2012, respectively. The accrued interest balances as of December 31, 2013 and 2012 included in the convertible stockholder loan on the balance sheets were $345,302 and $15,971, respectively. No principal or interest payments were made for the Bridge Loan in 2013 or 2012 (see Note 11, Subsequent Events “Amendment to Convertible Bridge Loan Agreement dated November 12, 2012”).

Four significant stockholders of Pieris AG—Orbimed Private Investments III, Gilde Europe Food & Agribusiness Fund B.V., The Global Life Science Ventures Fund and Coöperative AAC LS U.A. (Forbion B.V.)—are among the Investors in Bridge Loan. Pieris AG recorded related-party interest expense concerning the Bridge Loan in the amounts set forth in the table below:

	Years ended December 31,
	2013	2012
Orbimed Private Investments III, LP	$78,411	$4,430
The Global Life Science Ventures Fund	70,131	1,297
Gilde Europe Food & Agribusiness Fund B.V.	67,083	4,331
Coöperative AAC LS U.A. (Forbion B.V.)	34,930	1,879

Sum of related-party interest expense related to the Convertible Bridge Loan	$250,555	$11,937

Unsecured Bank Loan

In May 2003, Pieris AG signed an unsecured loan agreement (the “Bank Loan”) with Technologie-Beteiligungs-Gesellschaft (“TBG”), a minority interest stockholder. As of December 31, 2013 and 2012 outstanding principal was $1,032,450 and $991,110, respectively. No principal payments were made for in 2013 or 2012. The key terms of the Bank Loan are as follows:

•	The original maturity date of the Bank Loan was December 31, 2013.

•	Interest at 8% per year is required to be paid on a semi-annual basis, which resulted in interest expense of $79,668 and $77,160, in 2013 and 2012. The amounts reflected on the balance sheets in Other current liabilities total $20,649 and $19,822 as of December 31, 2013 and 2012, respectively.

•	A repayment fee of 30% and an additional interest premium of 6% (effective beginning June 2008) of the loan amount are due when the principal is paid, which resulted in total interest expense of $97,255 and $84,422 in 2013 and 2012, respectively. The amounts reflected on the balance sheets in Bank loan include accrued interest of $619,470 and $497,874 as of December 31, 2013 and 2012, respectively.

•	12% per year of the German GAAP net income, adjusted for certain items per the Bank Loan, is payable to TBG. As the adjusted German GAAP net income amounts for Pieris AG were negative for all years, no amounts were recorded for this provision.

•	There are no financial or non-financial covenants.

As of December 31, 2013 Pieris AG did not repay the outstanding balance of $1,651,920 of the Bank Loan. However, as of April 3, 2014 Pieris AG and TBG signed a repayment agreement concerning Pieris AG’s repayment of its liabilities to TBG outstanding at December 31, 2013 in a total amount of €1.2 million ($1.65 million). The principal amount bears interest at a rate of 10.53%. Under the repayment agreement, Pieris AG has agreed to a payment schedule pursuant to which it will make semi-annual payments until 2016. In December 2014, the repayment has been further modified (see Note 11, Subsequent Events “Unsecured Bank Loan”).

The following table summarizes Pieris AG’s financial obligations for the next five years and thereafter as of December 31, 2013:

	2014	2015	2016	2017	2018	Thereafter	Total
Convertible stockholder loan, including accrued interest	$—	$3,089,502	$—	$—	$—	$—	$3,089,502
Bank loan, including accrued interest	$206,490	$688,300	$757,130	$—	$—	$—	$1,651,920